Changes in accounting policies	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Changes in accounting policies	Changes in accounting policies:
The Corporation has consistently applied the accounting policies set out in note 4 to all periods presented in these consolidated financial statements.
The Corporation has initially adopted Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37), effective January 1, 2022.
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
IAS 37 does not specify which costs are included as a cost of fulfilling a contract when determining whether a contract is onerous. The IASB’s amendments address this issue by clarifying that the "costs of fulfilling a contract" comprise both:
•the incremental costs – e.g. direct labour and materials; and
•an allocation of other direct costs – e.g. an allocation of the depreciation charge for an item of PPE used in fulfilling the contract.

The amendments are effective for annual periods beginning on or after January 1, 2022 and apply to contracts existing at the date when the amendments are first applied. At the date of initial application of the amendments to IAS 37, the cumulative effect of applying the amendments is recognized as an opening balance adjustment to retained earnings or other component of equity, as appropriate. The comparatives are not restated.
On completion of a review of the Corporation's "open" contracts as of December 31, 2021, it was determined that on adoption of the Amendments to IAS 37 on January 1, 2022, additional onerous contract costs of $1,200,000 were recognized as an opening balance adjustment to accumulated deficit. As of December 31, 2022, total onerous contract cost provisions of $4,400,000 have been accrued in provisions and other current liabilities.
A number of new standards and interpretations became effective from January 1, 2022 however, they did not have a material impact on the Corporation's consolidated financial statements.